Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Assets Measured at Fair Value on Recurring Basis

Assets measured at fair value on a recurring basis

	Fair Value Measurement at December 31, 2023 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2023
	RMB	RMB	RMB	RMB	US$
	(in thousands)
Cash equivalents
Time deposits	—	100,000	—	100,000	14,085
Short-term investments
Time deposits	—	16,005,923	—	16,005,923	2,254,387
Adjustable-rate financial products	—	2,540,702	—	2,540,702	357,850
Equity investments with readily determinable fair value	5,729	—	—	5,729	807
	5,729	18,646,625	—	18,652,354	2,627,129

	Fair Value Measurement at December 31, 2022 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2022
	RMB	RMB	RMB	RMB
	(in thousands)
Cash equivalents
Time deposits	—	796,460	—	796,460
Short-term investments
Time deposits	—	14,267,056	—	14,267,056
Adjustable-rate financial products	—	5,003,746	—	5,003,746
Equity investments with readily determinable fair value	8,790	—	—	8,790
	8,790	20,067,262	—	20,076,052